INVESTMENT IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Purchase of interests in associates		$ 0	$ 1,505	$ 0
Investment in associated companies		12,386	16,302
Cash receipts from repayment of advances and loans made to related parties		1,388	0	0
Dividends received		7,298	0	0
TFG Marine
Disclosure of associates [line items]
Share of profit (loss) of associates accounted for using equity method		2,800	14,800	(700)
Proportion of ownership interest in joint venture	15.00%
Receivables due from related parties	$ 1,500	0
Debt conversion, converted instrument, amount	$ 100
Investments accounted for using equity method		10,300	$ 14,800
Cash receipts from repayment of advances and loans made to related parties		1,400
Dividends received		$ 7,300
FMS Holdco
Disclosure of associates [line items]
Number of shares subscribed to (in shares)			433
Purchase of interests in associates			$ 1,500
Proportion of ownership interest in associate		43.60%
Clean Marine
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.60%
Investment in associated companies		$ 2,100	1,500
Share of profit (loss) of associates accounted for using equity method		$ 600	$ (600)	$ 0
Clean Marine | FMS Holdco
Disclosure of associates [line items]
Ownership interest purchased from other party			50.00%